Business Combination (Tables)	9 Months Ended
Sep. 30, 2013
Schedule of Stock Option Assumptions

The following table provides the assumptions used in the Black-Scholes pricing model valuation of options granted during the nine months ended September 30, 2013:

Risk-free interest rate	0.61 - 1.54%
Expected option term	5.11 years
Expected price volatility	55.86 - 56.87%
Dividend yield	-

Schedule of Acquired Intangible Assets

Changes in the gross carrying amount of our other intangible assets for the nine months ended September 30, 2013, are as follows (in thousands):

Gross
Carrying
Amount
Balance at December 31, 2012	$539,336
Acquisition of MakerBot	168,386
Patents, trademarks and capitalized software	1,310

Balance at September 30, 2013	$709,032

Makerbot [Member]
Schedule of Consideration Transferred in Merger

The total consideration transferred to effect the MakerBot merger is as follows (in thousands):

Issuance of Stratasys ordinary shares to MakerBot stockholders	$446,019
Tax withholding and other payments on behalf of MakerBot stockholders	12,163
Exchange of MakerBot stock options for Stratasys options	7,198
Earn-out at estimated fair value	28,270

Total consideration	$493,650

Schedule of Stock Option Assumptions

The following assumptions were applied in determining the fair value of the exchanged MakerBot stock options:

Risk-free interest rate	0.36%
Expected option term	1.38 years
Expected price volatility	59.41%
Dividend yield	-
Weighted average merger date fair value	$92.73

Schedule of Purchase Price Allocation

The preliminary allocation of the purchase price to assets acquired and liabilities assumed is as follows (in thousands):

Allocation of
Purchase Price
Cash and cash equivalents	$3,405
Accounts receivable - Trade	878
Accounts receivable - Other	923
Deferred tax assets	5,964
Inventories	10,314
Property, plant and equipment	4,658
Goodwill	371,411
Intangible assets	168,386
Other non-current assets	7,068
Total assets acquired	573,007
Accounts payable & other liabilities	5,984
Unearned revenue	4,075
Deferred tax liabilities	69,120
Other non-current liabilities	178
Total liabilities assumed	79,357

Net assets acquired	$493,650

Schedule of Acquired Intangible Assets

The allocation of the purchase price to the net assets acquired and liabilities assumed resulted in the recognition of the following intangible assets (in thousands):

		Weighted Average
	Amount	Life - Years
Developed technology	43,227	5
Trade name	42,134	11
Customer relationships - Distributors	19,315	10
Customer relationships - Direct	3,435	1
Non-compete agreement	10,004	4
IPR&D - Printers	34,189	Indefinite
IPR&D - Peripherals	16,082	Indefinite

Total	168,386

Schedule of Results of Operations in Merger
Actual MakerBot results of operations included in the Consolidated Results of Operations:
Net sales	$11,411
Loss attributable to MakerBot	(1,532)

Schedule of Pro Forma Information
Three Months Ended			Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
Supplemental pro forma combined results of operations:
Net sales	$131,170	$52,624	$363,161	$152,210
Loss attributable to Stratasys Ltd.	(6,108)	(3,988)	(27,165)	(19,033)
Loss per ordinary share attributable to Stratasys Ltd. - basic and diluted	$(0.14)	$(0.10)	$(0.63)	$(0.47)

Schedule of Adjustments to Pro Forma Information

Adjustments for the supplemental pro forma combined results of operations are as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
Increase in amortization of intangibles	$(3,779)	$(5,889)	$(13,841)	$(17,667)
Adjust performance bonus expenses	1,597	(4,391)	(5,001)	(17,169)
Adjust expenses related to business combination
(deal fees, inventory, interest and deferred revenues step-up)	3,069	(1,986)	8,508	(9,621)
Adjust taxes related to the adjustments to the supplemental pro forma	1,118	4,890	6,672	16,624
	$2,005	$(7,376)	$(3,662)	$(27,833)